LOANS RECEIVABLE, NET, Summary of Delinquency Status of Loans Receivable by Year of Origination (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Delinquency Status, by Year of Origination [Abstract]
Total	$ 881,863	$ 443,570
Commercial [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	20,561
2020	119,176
2019	17,569
2018	8,495
2017	4,081
Prior	1,737
Total	171,619	183,710
Commercial [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	19,522
2020	106,345
2019	16,132
2018	5,217
2017	3,812
Prior	1,607
Total	152,635
Commercial [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	668
2020	4,365
2019	585
2018	2,974
2017	100
Prior	11
Total	8,703
Commercial [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	340
2020	3,162
2019	276
2018	61
2017	128
Prior	2
Total	3,969
Commercial [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	31
2020	287
2019	348
2018	112
2017	7
Prior	70
Total	855
Commercial [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	0
2020	5,017
2019	228
2018	131
2017	34
Prior	47
Total	5,457
Consumer [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	661,872
2020	13,491
2019	14,286
2018	12,009
2017	6,946
Prior	1,640
Total	710,244	$ 259,860
Consumer [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	633,129
2020	7,871
2019	12,325
2018	9,461
2017	5,989
Prior	1,313
Total	670,088
Consumer [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	10,899
2020	866
2019	585
2018	513
2017	134
Prior	37
Total	13,034
Consumer [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	6,483
2020	506
2019	1,000
2018	1,676
2017	734
Prior	119
Total	10,518
Consumer [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	4,260
2020	1,286
2019	130
2018	271
2017	64
Prior	13
Total	6,024
Consumer [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021	7,101
2020	2,962
2019	246
2018	88
2017	25
Prior	158
Total	$ 10,580